Shareholder Report, Average Annual Return (Details) 194081_Innovator U.S. Small Cap Power Buffer ETF - March_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Small Cap Power Buffer ETF™ - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator U.S. Small Cap Power Buffer ETF - March NAV
Average Annual Return, Percent	10.12%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	15.70%
Russell 2000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000
Average Annual Return, Percent	14.62%